Lease - Additional information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases, Operating [Abstract]
Rental costs under operating leases	¥ 30,856,490	¥ 66,600,515	¥ 15,931,076